BUSINESS ACQUISITION - Additional information (Details) $ in Thousands		12 Months Ended
	Apr. 30, 2020 USD ($)	Feb. 28, 2022 USD ($) item	Feb. 28, 2021 USD ($)
Business Acquisition [Line Items]
Goodwill.			$ 454,413
Dada
Business Acquisition [Line Items]
Ownership (as a percent)	92.60%		22.70%
Total purchase consideration	$ 14,292
Cash consideration	10,437
Remeasurement gain on acquisition	3,855
Goodwill.	$ 168,233
Acquisitions fiscal 2021
Business Acquisition [Line Items]
Total purchase consideration		$ 2,936
Intangible assets		1,351
Goodwill.		$ 1,660
Acquisitions fiscal 2020
Business Acquisition [Line Items]
Number of acquisitions | item		2
Total purchase consideration		$ 2,853
Intangible assets		321
Goodwill.		$ 3,999